Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 9 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Our prepaid expenses and other current assets consist of the following as of December 31, 2025 and 2024:

	2025	2024
Prepaid expense	$7,476,104	$3,123,125
Deposit settlement receivables	11,273,748	22,700,382
Federal income tax receivable	4,081,817	1,425,403
Deposits	11,857,505	4,983,679
Accounts receivables	5,570,354	3,771,645
Non-income based foreign tax receivable	2,128,735	1,568,822
Other	7,820,009	12,771,780
Total	$50,208,272	$50,344,836